Provisions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Provisions

32.  Provisions

Non-current provisions:

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2022	32,298	979,269	1,011,567
Provisions recognized	53,516	11,977	65,493
Payments	—	(7,120)	(7,120)
Unwinding of discount	—	80,896	80,896
Transfers to current provisions	(20,829)	—	(20,829)
Remeasurements	—	243,634	243,634
Effect of changes in exchange rates	—	49,481	49,481
Inflation adjustment	(17,292)	(437,101)	(454,393)
Balance at 31 December 2022	47,693	921,036	968,729

32.  Provisions (continued)

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2021	37,765	883,066	920,831
Provisions recognized	26,053	43,154	69,207
Payments	—	(6,165)	(6,165)
Unwinding of discount	—	75,805	75,805
Transfers to current provisions	(20,491)	—	(20,491)
Remeasurements	—	(753)	(753)
Effect of changes in exchange rates	—	292,025	292,025
Inflation adjustment	(11,029)	(307,863)	(318,892)
Balance at 31 December 2021	32,298	979,269	1,011,567

Provision for legal claims are recognized for the probable cash outflows related to legal disputes. Refer to Note 37.

The Group is required to incur certain costs in respect of a liability to dismantle and remove assets and to restore sites on which the assets were located. The dismantling costs are calculated according to best estimate of future expected payments discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability.

It is expected that the obligations for dismantling, removing and site restoration will be realized in accordance with the useful life of GSM services materials.

Additions to obligations for dismantling, removing and site restoration during the period are non-cash transactions and are recorded against property, plant and equipment.

Obligations for dismantling, removing and site restoration are discounted using a discount rate of 14.4% at 31 December 2022 (31 December 2021: 17.3%)

Current provisions:

	Legal claims(**)	Bonus(*)	Total
Balance at 1 January 2022	110,094	832,258	942,352
Provisions recognized	(105)	1,072,523	1,072,418
Payments	(61,714)	(823,744)	(885,458)
Transfers from non-current provisions	20,829	—	20,829
Effect of changes in exchange rates	—	2,427	2,427
Inflation adjustment	(37,234)	(361,400)	(398,634)
Balance at 31 December 2022	31,870	722,064	753,934

32.  Provisions (continued)

	Legal claims(**)	Bonus(*)	Total
Balance at 1 January 2021	566,970	841,973	1,408,943
Provisions recognized	444,966	1,324,163	1,769,129
Payments	(845,243)	(1,139,330)	(1,984,573)
Transfers from non-current provisions	20,491	—	20,491
Remeasurements	—	106	106
Effect of changes in exchange rates	4,824	76,243	81,067
Inflation adjustment	(81,914)	(270,897)	(352,811)
Balance at 31 December 2021	110,094	832,258	942,352
(*)	Includes share-based payment (Note 29).
(**)	Refer to Note 37.